Segmentation of key figures	6 Months Ended
Jun. 30, 2025
Operating Segments [Abstract]
Segmentation of key figures	Segmentation of key figures
The segment information disclosed in these Condensed Consolidated Interim Financial Statements reflects historical results consistent with the identifiable reportable segments of Alcon and financial information that the Chief Operating Decision Maker ("CODM") reviews to evaluate segmental performance and allocate resources among the segments. The CODM is the Executive Committee of Alcon.
The businesses of Alcon are divided operationally on a worldwide basis into two identified reportable segments, Surgical and Vision Care. Alcon's reportable segments are the same as its operating segments as Alcon does not aggregate any operating segments in arriving at its reportable segments. As indicated below, certain income and expenses are not allocated to segments.
Reportable segments are presented in a manner consistent with the internal reporting to the CODM. The reportable segments are managed separately due to their distinct needs and activities for research, development, manufacturing, distribution and commercial execution.
The Executive Committee of Alcon is responsible for allocating resources and assessing the performance of the reportable segments.
In Surgical, Alcon researches, develops, manufactures, distributes and sells ophthalmic products for cataract surgery, vitreoretinal surgery, refractive laser surgery and glaucoma surgery. The surgical portfolio also includes implantables, consumables and surgical equipment required for these procedures and supports the end-to-end procedure needs of the ophthalmic surgeon.
In Vision Care, Alcon researches, develops, manufactures, distributes and sells daily disposable, reusable, and color-enhancing contact lenses, cell therapies to treat ocular diseases and a comprehensive portfolio of ocular health products, including products for dry eye, ocular allergies, glaucoma and contact lens care, as well as ocular vitamins and redness relievers.
Alcon also provides services, training, education and technical support for both the Surgical and Vision Care businesses.
The basis of preparation and the selected accounting policies mentioned in Note 1 are used in the reporting of segment results.
The Executive Committee of Alcon evaluates segmental performance and allocates resources among the segments based on net sales and segment contribution, which is the single measure of segment profitability.
Net identifiable assets are not assigned to the segments in the internal reporting to the CODM, and are not considered in evaluating the performance of the business segments by the Executive Committee of Alcon.
Segment contribution excludes amortization and impairment charges for acquired product rights or other intangibles, general and administrative expenses for corporate activities, fair value adjustments to contingent consideration liabilities, past service costs primarily for post-employment benefit plan amendments, acquisition and integration related costs, certain acquisition and divestment related items, product discontinuation costs, fair value adjustments of financial assets in the form of options to acquire a company carried at fair value through profit and loss ("FVPL"), net gains and losses on fund investments and equity securities valued at FVPL, fair value remeasurements of investments in associated companies, restructuring costs, legal provisions and settlements and other income and expense items not attributed to a specific segment.
Net sales and other revenues by segment

	Three months ended June 30		Six months ended June 30
($ millions)	2025	2024	2025	2024
Surgical
Implantables	456	464	876	897
Consumables	777	736	1,489	1,422
Equipment/other	222	223	421	442
Total Surgical net sales	1,455	1,423	2,786	2,761
Vision Care
Contact lenses	692	636	1,380	1,307
Ocular health	430	423	862	858
Total Vision Care net sales	1,122	1,059	2,242	2,165
Total net sales	2,577	2,482	5,028	4,926
Surgical other revenues	—	—	1	—
Vision Care other revenues	19	14	40	29
Total other revenues	19	14	41	29
Total net sales and other revenues	2,596	2,496	5,069	4,955
Segment contribution and reconciliation to income before taxes
The below tables summarize segment contribution, including material items of income and expense as required by IFRS 8, Operating Segments, and the associated IFRIC agenda decision published in July 2024. The below tables also include a reconciliation of segment contribution to Income before taxes.

	Surgical		Vision Care		Not allocated to segments		Total
	Three months ended June 30		Three months ended June 30		Three months ended June 30		Three months ended June 30
($ millions)	2025	2024	2025	2024	2025	2024	2025	2024
Net sales	1,455	1,423	1,122	1,059	—	—	2,577	2,482
Other revenues	—	—	19	14	—	—	19	14
Cost of net sales	(553)	(510)	(416)	(422)	(227)	(176)	(1,196)	(1,108)
Cost of other revenues	—	—	(12)	(14)	—	—	(12)	(14)
Selling, general & administration	(372)	(368)	(415)	(390)	(83)	(79)	(870)	(837)
Research & development	(152)	(142)	(90)	(67)	(3)	(11)	(245)	(220)
Other income	—	—	—	—	5	5	5	5
Other expense	—	—	—	—	(31)	(4)	(31)	(4)
Segment contribution and Operating income	378	403	208	180	(339)	(265)	247	318
Interest expense					(51)	(50)	(51)	(50)
Other financial income & expense					4	12	4	12
Share of (loss) from associated companies					(1)	—	(1)	—
Income before taxes							199	280

	Surgical		Vision Care		Not allocated to segments		Total
	Six months ended June 30		Six months ended June 30		Six months ended June 30		Six months ended June 30
($ millions)	2025	2024	2025	2024	2025	2024	2025	2024
Net sales	2,786	2,761	2,242	2,165	—	—	5,028	4,926
Other revenues	1	—	40	29	—	—	41	29
Cost of net sales	(1,049)	(980)	(813)	(838)	(405)	(353)	(2,267)	(2,171)
Cost of other revenues	(1)	—	(30)	(28)	—	—	(31)	(28)
Selling, general & administration	(728)	(720)	(788)	(758)	(167)	(161)	(1,683)	(1,639)
Research & development	(295)	(272)	(162)	(132)	(10)	(15)	(467)	(419)
Other income	—	—	—	—	154	11	154	11
Other expense	—	—	—	—	(60)	(23)	(60)	(23)
Segment contribution and Operating income	714	789	489	438	(488)	(541)	715	686
Interest expense					(100)	(95)	(100)	(95)
Other financial income & expense					13	24	13	24
Share of (loss) from associated companies					(15)	—	(15)	—
Income before taxes							613	615
Net sales by region(1)

	Three months ended June 30				Six months ended June 30
($ millions unless indicated otherwise)	2025		2024		2025		2024
United States	1,160	45%	1,141	46%	2,297	46%	2,290	46%
International	1,417	55%	1,341	54%	2,731	54%	2,636	54%
Net sales	2,577	100%	2,482	100%	5,028	100%	4,926	100%
(1)     Net sales by location of third-party customer.